This Amendment to the Registration Statement has been signed by the Boards of Trustees of the Registrant and the Portfolios
                                                               File No. 33-44579
                                                                        811-6498
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              --------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                          Pre-Effective Amendment No.                        [ ]
                       Post-Effective Amendment No. 25                       [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                [ ]
                              Amendment No. 28                               [X]

                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

          300 North Lake Avenue
              Pasadena, CA                                         91101-4106
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                                  THAD M. BROWN
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on (date) pursuant to paragraph (b)
          [X] 60 days after filing pursuant to paragraph (a)(i)
          [ ] on (date) pursuant to paragraph (a)(i)
          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

     Items 1 through 30 of Form N-1/A are hereby incorporated by reference from Post-Effective Amendment No. 23 to Form N-1/A filed on December 10, 1998

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of December, 1998.

                                        PIC INVESTMENT TRUST

                                        By Jeffrey J. Miller*
                                           -----------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 23, 1998.


Jeffrey J. Miller*                      President and
----------------------------            Trustee
Jeffrey J. Miller


Jettie M. Edwards*                      Trustee
----------------------------
Jettie M. Edwards


Bernard J. Johnson*                     Trustee
----------------------------
Bernard J. Johnson


Jeffrey D. Lovell*                      Trustee
----------------------------
Jeffrey D. Lovell


Wayne H. Smith*                         Trustee
----------------------------
Wayne H. Smith


Thad M. Brown*                          Treasurer and Principal
----------------------------            Financial and Accounting
Thad M. Brown                           Officer



* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of December, 1998.

                                        PIC MID CAP PORTFOLIO

                                        By Jeffrey J. Miller*
                                           -------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 23, 1998.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Mid Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Mid Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Mid Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Mid Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Mid Cap
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of December, 1998.


                                        PIC BALANCED PORTFOLIO

                                        By Jeffrey J. Miller*
                                           -------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 23, 1998.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Balanced Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Balanced Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Balanced Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Balanced Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
------------                            Accounting Officer of PIC Balanced
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of December, 1998.


                                        PIC SMALL CAP PORTFOLIO

                                        By Jeffrey J. Miller*
                                           -----------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 23, 1998.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Small Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Small Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Small Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Small Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Small Cap
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of December, 1998.

                                        PIC GROWTH PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ----------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 23, 1998.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Growth Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Growth Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Growth Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Growth Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Growth
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact